Capital management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital management
Total equity including noncontrolling interests	€ 13,979,037	€ 12,331,310	€ 13,227,237	€ 12,901,958
Debt and lease liabilities	13,320,149	12,380,017
Total assets	€ 34,366,558	€ 31,689,036	€ 32,934,735
Debt and lease liabilities in % of total assets	38.80%	39.10%
Total equity in % of total assets (equity ratio)	40.70%	38.90%